Quarterly Holdings Report
for

Fidelity® Intermediate Municipal Income Fund

September 30, 2019

LIM-QTLY-1119
1.807735.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 94.2%
	Principal Amount (000s)	Value (000s)
Alabama - 0.9%
Jefferson County Gen. Oblig. Series 2018 B, 5% 4/1/21	5,630	5,915
Mobile County Board of School Commissioners Series 2016 B:
5% 3/1/29	$5,875	$6,902
5% 3/1/30	6,125	7,173
5% 3/1/31	6,135	7,161
5% 3/1/32	4,930	5,725
5% 3/1/33	7,165	8,302
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds Series 2009 E, 1.85%, tender 3/24/20 (a)	7,355	7,363
Montgomery Med. Clinic Facilities:
5% 3/1/26	1,940	2,241
5% 3/1/27	3,915	4,503
5% 3/1/28	4,225	4,849
5% 3/1/29	3,465	3,968
5% 3/1/30	4,180	4,772

TOTAL ALABAMA		68,874

Alaska - 0.3%
Alaska Gen. Oblig. Series 2016 A, 5% 8/1/33	7,235	8,553
Alaska Int'l. Arpts. Revs. Series 2016 B, 5% 10/1/33	7,575	8,906
North Slope Borough Gen. Oblig. Series 2017 A, 5% 6/30/21 (Pre-Refunded to 6/30/20 @ 100)	1,695	1,742

TOTAL ALASKA		19,201

Arizona - 4.0%
Arizona Ctfs. of Prtn.:
Series 2010 A, 5.25% 10/1/20 (FSA Insured)	6,500	6,500
Series 2019 A:
5% 10/1/20	3,515	3,642
5% 10/1/21	3,090	3,313
5% 10/1/22	3,290	3,645
5% 10/1/23	4,320	4,933
Arizona State Lottery Rev. Series 2019, 5% 7/1/24 (b)	4,000	4,671
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(c)	36,345	41,707
Glendale Gen. Oblig.:
Series 2015, 4% 7/1/21 (FSA Insured)	2,145	2,248
Series 2017:
5% 7/1/23	3,570	4,049
5% 7/1/25	3,250	3,892
5% 7/1/28	1,465	1,826
5% 7/1/32	2,915	3,570
Glendale Sr. Excise Tax Rev. Series 2015 A:
5% 7/1/27	7,770	9,271
5% 7/1/28	7,255	8,646
5% 7/1/29	7,905	9,398
Glendale Trans. Excise Tax Rev.:
5% 7/1/24 (FSA Insured)	1,765	2,060
5% 7/1/25 (FSA Insured)	2,065	2,475
5% 7/1/26 (FSA Insured)	3,565	4,247
Maricopa County Indl. Dev. Auth. Bonds Series 2019 B, 5%, tender 9/1/24 (a)	10,690	12,428
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	800	849
6% 1/1/48 (d)	4,910	5,193
Maricopa County Rev.:
Bonds:
Series 2019 D, 5%, tender 5/15/26 (a)	12,495	15,164
Series B, 5%, tender 10/18/22 (a)	14,370	15,892
Series C, 5%, tender 10/18/24 (a)	9,710	11,317
Series 2016 A:
4% 1/1/24	6,310	6,985
5% 1/1/22	2,430	2,625
5% 1/1/23	4,855	5,411
5% 1/1/24	1,990	2,285
5% 1/1/25	7,560	8,930
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2016, 5% 7/1/21	1,735	1,847
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A:
5% 7/1/27 (c)	2,185	2,699
5% 7/1/28 (c)	3,085	3,800
5% 7/1/42 (c)	2,210	2,627
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Series 2011 A, 5% 7/1/20	1,020	1,048
Series 2011 C, 5% 7/1/21	970	1,033
Phoenix Indl. Solid Waste Disp. Rev. Bonds (Republic Svc., Inc. Proj.) Series 2013, 1.52%, tender 11/1/19 (a)(c)	39,500	39,493
Pima County Swr. Sys. Rev.:
Series 2011 B:
5% 7/1/20	2,090	2,148
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	1,940	2,063
Series 2012 A:
5% 7/1/22	485	534
5% 7/1/23	1,070	1,177
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2017 A, 5% 1/1/33	4,955	6,236
Tempe Indl. Dev. Auth. Rev.:
(Mirabella At ASU, Inc. Proj.) Series 2017 A:
6.125% 10/1/47 (d)	490	561
6.125% 10/1/52 (d)	490	559
(Mirabella At Asu, Inc. Proj.) Series 2017 B, 4% 10/1/23 (d)	7,475	7,556
(Mirabella At ASU, Inc. Proj.) Series 2017 B, 6% 10/1/37 (d)	250	289
Western Maricopa Ed. Ctr. District Series 2019 B:
3% 7/1/20	3,000	3,039
5% 7/1/23	4,650	5,277
5% 7/1/24	1,410	1,647
5% 7/1/25	2,285	2,742
5% 7/1/27	3,000	3,767

TOTAL ARIZONA		297,314

Arkansas - 0.0%
Little Rock School District Series 2017, 3% 2/1/22	3,070	3,177
California - 2.8%
Alameda Corridor Trans. Auth. Rev. Series 2013 A, 5% 10/1/23	2,100	2,413
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series A, 2.95%, tender 4/1/26 (a)	8,590	9,330
Series B, 2.85%, tender 4/1/25 (a)	7,020	7,519
Series C, 2.1%, tender 4/1/22 (a)	6,555	6,667
California Dept. of Wtr. Resources Series AI:
5% 12/1/25	2,130	2,308
5% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	4,725	5,127
California Gen. Oblig.:
Series 2004, 5.25% 12/1/33	110	110
Series 2007, 5.625% 5/1/20	50	50
Series 2016, 5% 9/1/29	2,755	3,396
5% 8/1/26	14,565	18,096
5% 8/1/29	6,970	8,576
5.25% 4/1/34	30	30
5.5% 4/1/30	5	5
California Health Facilities Fing. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2013 A, 5% 7/1/25	3,885	4,430
Series 2011 D, 5% 8/15/35	2,915	3,096
California Muni. Fin. Auth. Rev. (LINXS APM Proj.) Series 2018 A:
5% 6/30/28 (c)	1,925	2,405
5% 12/31/28 (c)	1,555	1,939
5% 6/30/29 (c)	1,940	2,412
5% 12/31/29 (c)	970	1,203
5% 6/30/31 (c)	3,010	3,704
5% 12/31/31 (c)	2,915	3,580
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2010 A, 1.55%, tender 11/1/19 (a)(c)(d)	11,800	11,798
California Pub. Works Board Lease Rev.:
(Various Cap. Projs.):
Series 2011 A:
5.25% 10/1/24	3,885	4,192
5.25% 10/1/25	3,885	4,192
Series 2012 A:
5% 4/1/22	2,040	2,226
5% 4/1/23	4,855	5,296
Series 2012 G:
5% 11/1/23	970	1,078
5% 11/1/24	970	1,078
(Various Judicial Council Projs.) Series 2011 D, 5% 12/1/21	2,430	2,623
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/29	4,855	5,498
Series 2017 A1:
5% 6/1/25	3,885	4,524
5% 6/1/26	970	1,147
Series A, 0% 6/1/24 (AMBAC Insured)	5,840	5,429
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2015 A, 5% 7/1/29	9,710	11,567
Modesto Irrigation District Elec. Rev. Series 2011 A:
5% 7/1/22	970	1,036
5% 7/1/23	3,690	3,933
Oakland Unified School District Alameda County Series 2015 A:
5% 8/1/26 (FSA Insured)	3,400	4,080
5% 8/1/28	970	1,157
Oakland-Alameda County Coliseum Auth. (Oakland Coliseum Proj.) Series 2012 A, 5% 2/1/23	5,695	6,191
Port of Oakland Rev. Series 2012 P, 5% 5/1/22 (c)	4,855	5,289
Poway Unified School District Pub. Fing.:
5% 9/1/25	1,115	1,310
5% 9/1/28	1,550	1,808
5% 9/1/32	1,630	1,876
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,025	2,569
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/23	8,645	9,475
San Diego Unified School District Series 2008 C, 0% 7/1/34	2,525	1,781
San Marcos Unified School District Series 2010 B:
0% 8/1/35	3,570	2,431
0% 8/1/37	1,940	1,242
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,845	1,826
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,270	1,254
Washington Township Health Care District Gen. Oblig. Series 2013 A, 5.5% 8/1/40	3,400	4,012
West Contra Costa Unified School District Series 2012, 5% 8/1/26	7,665	8,462

TOTAL CALIFORNIA		206,776

Colorado - 1.7%
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 5% 9/1/46	6,310	7,246
Bonds Series 2019 B:
5%, tender 8/1/26 (a)	5,205	6,176
5%, tender 11/19/26 (a)	10,090	12,414
Series 2019 A2, 5% 8/1/44	8,600	10,261
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.) 0% 7/15/22 (Escrowed to Maturity)	12,460	11,962
Colorado Health Facilities Auth. Rev. Bonds Series 2008 D3, 5%, tender 11/12/21 (a)	7,365	7,867
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	2,295	2,535
Colorado Univ. Co. Hosp. Auth. Rev. Bonds Series 2017C-2, 5%, tender 3/1/22 (a)	7,085	7,558
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/24 (c)	2,230	2,596
5% 11/15/27 (c)	1,025	1,270
5% 11/15/28 (c)	4,855	5,995
5% 11/15/29 (c)	4,855	5,969
5% 11/15/30 (c)	3,885	4,756
Series 2018 A:
5% 12/1/30 (c)	7,415	9,547
5% 12/1/31 (c)	15,915	19,709
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765	4,700
Series 2010 A:
0% 9/1/35	1,940	1,251
0% 9/1/37	2,915	1,740
0% 9/1/38	3,650	2,096

TOTAL COLORADO		125,648

Connecticut - 1.9%
Connecticut Gen. Oblig.:
Series 2012 E, 5% 9/15/23	2,915	3,216
Series 2016 A, 5% 3/15/26	2,940	3,536
Series 2016 E:
5% 10/15/26	3,445	4,199
5% 10/15/29	4,975	6,006
Series 2018 E:
5% 9/15/27	4,050	5,016
5% 9/15/28	4,000	5,042
5% 9/15/29	4,000	5,019
5% 9/15/30	4,000	4,996
Series 2018 F, 5% 9/15/27	1,000	1,239
Series 2019 A:
5% 4/15/30	2,320	2,936
5% 4/15/34	2,635	3,282
5% 4/15/35	915	1,136
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds:
Series 2010 A4, 2%, tender 2/8/22 (a)	11,195	11,365
Series 2014 B, 1.8%, tender 7/1/24 (a)	7,890	7,985
Series 2015 A, 2.05%, tender 7/21/21 (a)	34,610	35,040
Series U2, 2%, tender 2/8/22 (a)	9,650	9,797
Series 2018 S:
5% 7/1/26	2,200	2,661
5% 7/1/29	970	1,216
Series 2019 A, 5% 7/1/34 (d)	6,000	6,706
Series 2019 Q-1:
5% 11/1/22	1,630	1,802
5% 11/1/24	1,760	2,048
5% 11/1/25	1,205	1,438
5% 11/1/27	3,115	3,887
5% 11/1/28	1,780	2,263
Stratford Gen. Oblig. Series 2019, 5% 1/1/29	2,490	3,028
Univ. of Connecticut Gen. Oblig. Series 2019 A:
5% 11/1/27	1,720	2,149
5% 11/1/27	2,050	2,561
5% 11/1/28	1,260	1,594

TOTAL CONNECTICUT		141,163

Delaware, New Jersey - 0.1%
Delaware River & Bay Auth. Rev. Series 2014 C:
5% 1/1/22	2,915	3,150
5% 1/1/24	1,235	1,418
5% 1/1/25	2,670	3,065

TOTAL DELAWARE, NEW JERSEY		7,633

District Of Columbia - 1.0%
District of Columbia Income Tax Rev. Series 2011 A, 5% 12/1/36	4,080	4,377
District of Columbia Rev. Series A, 5% 6/1/40	6,505	6,638
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2011 C:
5% 10/1/22 (c)	3,075	3,291
5% 10/1/23 (c)	3,270	3,499
5% 10/1/24 (c)	2,955	3,162
5% 10/1/25 (c)	3,985	4,264
Series 2017 A:
5% 10/1/29 (c)	5,445	6,713
5% 10/1/31 (c)	2,335	2,851
5% 10/1/34 (c)	1,940	2,351
5% 10/1/36 (c)	1,820	2,194
Series 2018 A:
5% 10/1/28 (c)	3,885	4,916
5% 10/1/29 (c)	4,030	5,072
5% 10/1/30 (c)	3,165	3,959
5% 10/1/31 (c)	4,540	5,650
Series 2019 A:
5% 10/1/21 (c)	1,390	1,486
5% 10/1/22 (c)	795	877
5% 10/1/23 (c)	1,160	1,317
5% 10/1/24 (c)	2,000	2,331
5% 10/1/25 (c)	1,530	1,827
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/34	7,990	9,838

TOTAL DISTRICT OF COLUMBIA		76,613

Florida - 11.0%
Brevard County School Board Ctfs. of Prtn.:
Series 2014:
5% 7/1/27	3,205	3,709
5% 7/1/30	7,240	8,353
Series 2015 C, 5% 7/1/24	2,915	3,391
Broward County Arpt. Sys. Rev.:
Series 2012 Q1, 5% 10/1/23	3,010	3,339
Series 2017:
5% 10/1/30 (c)	2,050	2,518
5% 10/1/31 (c)	3,100	3,793
Series A:
5% 10/1/29 (c)	4,090	4,840
5% 10/1/31 (c)	2,915	3,426
5% 10/1/32 (c)	3,885	4,555
Broward County School Board Ctfs. of Prtn.:
(Broward County School District) Series 2012 A:
5% 7/1/25	1,450	1,593
5% 7/1/26	4,320	4,749
Series 2012 A:
5% 7/1/21	5,225	5,556
5% 7/1/22	4,855	5,329
5% 7/1/25 (Pre-Refunded to 7/1/22 @ 100)	4,020	4,417
5% 7/1/26 (Pre-Refunded to 7/1/22 @ 100)	19,555	21,484
Series 2015 A:
5% 7/1/26	11,170	13,307
5% 7/1/27	8,900	10,570
5% 7/1/28	3,885	4,613
Series 2015 B:
5% 7/1/25	2,100	2,515
5% 7/1/26	11,335	13,503
5% 7/1/27	7,670	9,109
5% 7/1/28	13,120	15,580
Series 2016, 5% 7/1/32	2,430	2,914
Citizens Property Ins. Corp. Series 2012 A1:
5% 6/1/21	2,630	2,783
5% 6/1/22	2,100	2,295
Clearwater Wtr. and Swr. Rev. Series 2011:
5% 12/1/21	1,260	1,360
5% 12/1/23 (Pre-Refunded to 12/1/21 @ 100)	2,180	2,353
5% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	2,295	2,477
Duval County School Board Ctfs. of Prtn. Series 2015 B:
5% 7/1/27	4,260	5,026
5% 7/1/28	970	1,142
5% 7/1/30	6,440	7,606
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2011 C:
5% 6/1/20	12,022	12,315
5% 6/1/22	9,711	10,311
Series 2011 E, 5% 6/1/24	4,855	5,153
Florida Dept. of Mgmt. Svcs. Ctfs. of Prtn. Series 2018 A, 5% 11/1/29	6,245	8,256
Florida Mid-Bay Bridge Auth. Rev. Series 2015 A:
5% 10/1/27	3,495	4,076
5% 10/1/28	4,855	5,656
5% 10/1/29	2,645	3,071
5% 10/1/30	2,405	2,779
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,775	2,161
5% 10/1/31	1,940	2,354
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	11,945	13,121
(Stanton II Proj.) Series 2012 A, 5% 10/1/22	2,750	3,050
Series 2015 B:
5% 10/1/24	970	1,140
5% 10/1/27	1,455	1,739
Gainesville Utils. Sys. Rev. Series 2019 A, 5% 10/1/44	10,500	13,076
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A:
5% 10/1/28 (c)	3,380	4,165
5% 10/1/30 (c)	1,970	2,404
Halifax Hosp. Med. Ctr. Rev.:
5% 6/1/28	1,245	1,450
5% 6/1/35	2,430	2,785
Highlands County Health Facilities Auth. Rev. Series 2008:
6% 11/15/37	11,625	11,690
6% 11/15/37 (Pre-Refunded to 11/15/19 @ 100)	30	30
Hillsborough Co. Sldwst and Resource Receivables Series 2016 A:
5% 9/1/20 (c)	1,320	1,362
5% 9/1/21 (c)	1,260	1,341
5% 9/1/22 (c)	1,600	1,755
5% 9/1/23 (c)	1,940	2,188
5% 9/1/24 (c)	2,135	2,467
5% 9/1/25 (c)	2,150	2,543
5% 9/1/26 (c)	2,200	2,665
Indian River County School Board Ctfs. of Prtn. Series 2014:
5% 7/1/24	2,595	3,016
5% 7/1/25	1,940	2,317
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B, 5% 10/1/26	6,680	8,101
Jacksonville Sales Tax Rev. Series 2012:
5% 10/1/22	3,885	4,292
5% 10/1/23	5,165	5,702
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/25 (FSA Insured)	970	1,118
5% 6/1/26 (FSA Insured)	1,750	2,010
5% 6/1/28 (FSA Insured)	485	558
Lee Memorial Health Sys. Hosp. Rev.:
Bonds Series 2019 A2, 5%, tender 4/1/26 (a)	11,585	13,782
Series 2019 A1:
5% 4/1/33	1,450	1,810
5% 4/1/34	3,250	4,036
5% 4/1/35	6,325	7,811
5% 4/1/37	2,190	2,682
5% 4/1/39	1,500	1,826
Manatee County School District Series 2017, 5% 10/1/25 (FSA Insured)	1,940	2,337
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41 (Pre-Refunded to 10/1/20 @ 100)	4,565	4,752
Series 2010 B, 5% 10/1/35 (FSA Insured)	9,930	10,265
Series 2010, 5% 10/1/22	2,970	3,080
Series 2012 A:
5% 10/1/22 (c)	2,915	3,204
5% 10/1/24 (c)	9,710	10,708
5% 10/1/24	2,100	2,327
Series 2014 A:
5% 10/1/27 (c)	1,770	2,047
5% 10/1/29 (c)	2,725	3,137
5% 10/1/33 (c)	5,440	6,201
5% 10/1/37	7,185	8,223
Series 2015 A:
5% 10/1/21 (c)	2,710	2,894
5% 10/1/35 (c)	2,430	2,761
Series 2016 A:
5% 10/1/30	2,430	2,945
5% 10/1/31	970	1,171
Series 2017 B, 5% 10/1/20 (c)	3,580	3,702
Miami-Dade County Cap. Asset Acquisition:
Series 2012 A, 5% 10/1/25	2,185	2,412
Series 2016:
5% 10/1/28	5,385	6,591
5% 10/1/29	3,985	4,874
5% 10/1/30	7,215	8,807
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	7,965	8,176
Series 2014 A, 5% 7/1/44	2,815	3,152
Series 2016 A:
5% 7/1/32	3,865	4,583
5% 7/1/33	3,205	3,780
Series A:
5% 7/1/31	1,455	1,730
5% 7/1/34	970	1,143
Miami-Dade County Gen. Oblig. (Parks Prog.) Series 2015 A, 5% 11/1/23	3,955	4,534
Miami-Dade County Pub. Facilities Rev. (Jackson Health Sys. Proj.) Series 2005 B, 5% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,985	7,152
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2014 D:
5% 11/1/24	11,340	13,327
5% 11/1/25	11,880	13,891
5% 11/1/26	7,720	8,953
Series 2015 A, 5% 5/1/27 (FSA Insured)	4,100	4,846
Series 2015 B, 5% 5/1/28	13,295	15,621
Series 2015 D:
5% 2/1/29	3,935	4,696
5% 2/1/30	6,310	7,506
Series 2016 A:
5% 8/1/27	7,340	8,935
5% 5/1/31	19,200	22,876
Miami-Dade County Transit Sales Surtax Rev. Series 2012:
5% 7/1/21	1,240	1,319
5% 7/1/42	1,625	1,772
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.25% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	4,390	4,390
Series 2012 A, 5% 10/1/42	12,285	13,107
Series 2012 B, 5% 10/1/42	5,050	5,388
Series 2016 A, 5% 10/1/39	3,100	3,661
Orange County School Board Ctfs. of Prtn.:
Series 2012 B, 5% 8/1/26 (Pre-Refunded to 8/1/22 @ 100)	3,885	4,291
Series 2015 C, 5% 8/1/29	6,800	8,126
Orlando& Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/20	1,940	1,993
Orlando Utils. Commission Util. Sys. Rev.:
Series 2011 B:
5% 10/1/19	1,455	1,455
5% 10/1/20	3,400	3,526
Series 2012 A:
5% 10/1/23	1,650	1,888
5% 10/1/25	875	1,060
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014:
5% 12/1/23 (Escrowed to Maturity)	330	378
5% 12/1/24 (Escrowed to Maturity)	660	776
Palm Beach County School Board Ctfs. of Prtn.:
(Palm Beach County School District Proj.) Series 2018 A:
5% 8/1/22	1,865	2,056
5% 8/1/23	1,115	1,268
5% 8/1/24	1,270	1,487
5% 8/1/25	4,550	5,477
5% 8/1/26	1,880	2,319
(Palm Beach County School District) Series 2017 A, 5% 8/1/26	21,905	27,021
Series 2014 B, 5% 8/1/25	3,110	3,744
Series 2015 B:
5% 8/1/25	1,580	1,902
5% 8/1/27	8,045	9,600
5% 8/1/28	5,325	6,338
Series 2015 D:
5% 8/1/26	23,370	27,959
5% 8/1/27	10,595	12,643
5% 8/1/28	3,620	4,309
5% 8/1/26	10,160	12,155
Palm Beach County Solid Waste Auth. Rev. Series 2011, 5% 10/1/24	8,350	8,963
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	500	599
5% 7/1/39	1,000	1,165
Saint Lucie County School Board Ctfs. of Prtn. Series 2013 A:
5% 7/1/25	1,940	2,175
5% 7/1/27	4,130	4,619
Seminole County School Board Ctfs. of Prtn. Series 2016 C:
5% 7/1/23	1,940	2,192
5% 7/1/24	1,700	1,975
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015, 5% 10/1/30	3,885	4,676
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6.25% 4/1/39	2,620	2,625
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
5% 8/15/24	2,460	2,865
5% 8/15/25	3,980	4,752
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A:
5% 12/1/19	515	518
5% 12/1/20	100	104
5% 12/1/21	1,095	1,171
Series 2015 A, 5% 12/1/40	1,750	1,970
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev.:
Series 2001 A, 6% 10/1/29	2,430	3,411
Series 2005, 5.5% 10/1/22 (FGIC Insured)	2,335	2,624
Tampa Health Sys. Rev. Series 2010, 5% 11/15/19	1,455	1,461
Tampa Solid Waste Sys. Rev. Series 2010, 5% 10/1/19 (FSA Insured) (c)	5,795	5,795
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/28	1,845	2,018
Volusia County School Board Ctfs. of Prtn. (Florida Master Lease Prog.) Series 2016 A, 5% 8/1/32 (Build America Mutual Assurance Insured)	4,855	5,745

TOTAL FLORIDA		822,539

Georgia - 2.2%
Atlanta Wtr. & Wastewtr. Rev.:
5% 11/1/27	970	1,159
5% 11/1/29	2,430	2,895
Brookhaven Dev. Auth. Rev. Series 2019 A:
5% 7/1/24	1,750	2,039
5% 7/1/27	1,500	1,878
5% 7/1/38	2,000	2,497
5% 7/1/39	1,250	1,557
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.):
Series 2008, 2.925%, tender 3/12/24 (a)	5,000	5,211
Series 2013 1st, 2.925%, tender 3/12/24 (a)	7,770	8,099
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	6,810	6,582
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30 (Pre-Refunded to 9/1/20 @ 100)	5,630	5,858
6.125% 9/1/40 (Pre-Refunded to 9/1/20 @ 100)	10,485	10,921
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/25	1,435	1,546
DeKalb Private Hosp. Auth. Rev. Series 2019 B:
5% 7/1/24	1,000	1,165
5% 7/1/26	1,000	1,225
5% 7/1/28	2,000	2,554
Fulton County Dev. Auth. Rev.:
Series 2019 C:
5% 7/1/27	3,035	3,799
5% 7/1/36	1,300	1,637
5% 7/1/37	1,600	2,003
5% 7/1/39	1,250	1,557
Series 2019, 5% 6/15/44	2,365	2,940
Georgia Muni. Elec. Auth. Pwr. Rev.:
(Proj. One) Series 2008 A, 5.25% 1/1/20	1,580	1,594
Series 2011 A, 5% 1/1/21	8,960	9,347
Series GG:
5% 1/1/24	3,520	3,900
5% 1/1/25	1,215	1,346
5% 1/1/26	4,855	5,374
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.):
Series 2014 U, 5% 10/1/24	1,360	1,585
Series Q, 5% 10/1/22	1,940	2,142
Series S:
5% 10/1/22	1,240	1,369
5% 10/1/24	2,355	2,597
Main Street Natural Gas, Inc. Bonds:
Series 2018 C, 4%, tender 12/1/23 (a)	28,250	30,665
Series 2019 B, 4%, tender 12/2/24 (a)	26,260	29,564
Monroe County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Scherer Proj.) Series 2009, 2.35%, tender 12/11/20 (a)	6,590	6,646

TOTAL GEORGIA		163,251

Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2015 A, 5% 7/1/45 (c)	3,945	4,493
Hawaii Gen. Oblig. Series 2019 FW:
5% 1/1/31	1,250	1,611
5% 1/1/32	14,000	17,970
5% 1/1/33	10,000	12,786
5% 1/1/35	5,000	6,357
Honolulu City & County Gen. Oblig.:
Series 2017 D:
5% 9/1/22	3,885	4,299
5% 9/1/26	3,110	3,854
Series 2019 A:
5% 9/1/27	2,000	2,533
5% 9/1/30	6,500	8,315

TOTAL HAWAII		62,218

Idaho - 0.3%
Idaho Hsg. & Fin. Assoc. Single Family Mtg.:
(Idaho St Garvee Proj.) Series 2017 A:
5% 7/15/20	1,980	2,036
5% 7/15/21	2,955	3,145
5% 7/15/22	3,285	3,604
5% 7/15/23	1,575	1,779
5% 7/15/24	1,260	1,463
5% 7/15/25	1,260	1,501
5% 7/15/27	3,140	3,920
Series 2019 A, 4% 1/1/50	1,140	1,245

TOTAL IDAHO		18,693

Illinois - 13.7%
Chicago Board of Ed.:
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,455	1,543
Series 2010 F, 5% 12/1/20	1,030	1,064
Series 2011 A:
5% 12/1/41	2,075	2,157
5.5% 12/1/39	5,730	6,024
Series 2012 A, 5% 12/1/42	1,880	1,986
Series 2015 C, 5.25% 12/1/39	1,455	1,604
Series 2016 B, 6.5% 12/1/46	700	848
Series 2017 A, 7% 12/1/46 (d)	2,400	3,055
Series 2017 C:
5% 12/1/25	2,025	2,306
5% 12/1/26	905	1,045
Series 2017 D, 5% 12/1/27	2,500	2,924
Series 2017 H, 5% 12/1/36	1,965	2,237
Series 2018 A:
5% 12/1/24	560	629
5% 12/1/27	6,280	7,345
5% 12/1/33	700	815
5% 12/1/34	1,400	1,624
Series 2018 C:
5% 12/1/24	725	814
5% 12/1/25	15,335	17,462
5% 12/1/26	4,625	5,338
5% 12/1/46	5,795	6,552
Series 2019 A:
5% 12/1/24	2,300	2,582
5% 12/1/28	6,520	7,699
5% 12/1/28	510	602
5% 12/1/29	930	1,109
5% 12/1/30	900	1,066
5% 12/1/32	1,250	1,472
Series 2019, 5% 12/1/29	10,500	12,519
Chicago Gen. Oblig. (City Colleges Proj.) Series 1999, 0% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,810	16,724
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/32 (c)	6,310	7,054
Series 2014 B:
5% 1/1/22	970	1,047
5% 1/1/24	3,235	3,700
Series 2016 A:
5% 1/1/29 (c)	2,155	2,538
5% 1/1/30 (c)	3,290	3,863
5% 1/1/31 (c)	2,430	2,843
Series 2016 B, 5% 1/1/41	3,390	3,933
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2011 B, 5% 1/1/20	4,300	4,338
Series 2011 C, 6.5% 1/1/41 (Pre-Refunded to 1/1/21 @ 100)	14,055	14,965
Series 2012 A, 5% 1/1/22	1,700	1,835
Series 2012 B, 5% 1/1/22 (c)	6,800	7,310
Series 2016 C:
5% 1/1/22	2,155	2,326
5% 1/1/23	1,360	1,513
5% 1/1/24	1,455	1,665
5% 1/1/25	2,185	2,568
5% 1/1/26	1,940	2,336
5% 1/1/33	2,305	2,727
5% 1/1/34	2,670	3,154
Series 2017 D:
5% 1/1/27 (c)	2,065	2,512
5% 1/1/28 (c)	460	557
5% 1/1/31 (c)	2,850	3,413
5% 1/1/33 (c)	1,455	1,732
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018, 5% 7/1/38 (c)	2,470	2,921
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,685	1,824
5% 6/1/23	1,520	1,689
Chicago Wastewtr. Transmission Rev. Series 2012, 5% 1/1/23	1,260	1,349
Chicago Wtr. Rev. Series 2017, 5.25% 11/1/33 (FSA Insured)	990	993
Cook County Forest Preservation District:
Series 2012 B:
5% 12/15/23	970	1,043
5% 12/15/24	1,310	1,408
Series 2012 C, 5% 12/15/25	2,060	2,209
Cook County Gen. Oblig.:
Series 2010 A, 5.25% 11/15/24	17,405	18,123
Series 2010 G, 5% 11/15/25	2,855	2,965
Series 2011 A, 5.25% 11/15/24	1,455	1,560
Series 2012 C:
5% 11/15/22	2,000	2,198
5% 11/15/23	4,835	5,301
5% 11/15/24	18,115	19,848
5% 11/15/25 (FSA Insured)	505	556
Cook, Kane Lake & McHenry Countys Cmnty. College District #512 Series 2017 B, 5% 12/1/24	5,140	6,046
Grundy & Will Counties Cmnty. School Gen. Obligan Series 2018, 5% 2/1/29	1,190	1,431
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	28,065	26,382
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/22	1,340	1,457
5% 8/1/24	1,480	1,688
(Centegra Health Sys. Proj.) Series 2014 A, 5% 9/1/34	585	671
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A:
5% 7/15/25	1,385	1,658
5% 7/15/26	1,940	2,381
5% 7/15/28	2,040	2,566
(OSF Healthcare Sys.) Series 2018 A:
5% 5/15/29	9,870	12,341
5% 5/15/30	9,845	12,227
5% 5/15/31	21,400	26,319
(Presence Health Proj.) Series 2016 C:
5% 2/15/26	2,590	3,156
5% 2/15/29	10,570	13,040
5% 2/15/36	2,200	2,625
(Presence Health) Series 2016 C, 5% 2/15/28	6,800	8,420
(Provena Health Proj.) Series 2010 A:
6% 5/1/20 (Escrowed to Maturity)	2,000	2,054
6.25% 5/1/21 (Pre-Refunded to 5/1/20 @ 100)	6,210	6,386
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/49	845	955
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	1,980	2,278
(Silver Cross Health Sys. Proj.) Series 2015 C, 5% 8/15/27	875	1,016
Bonds:
(Ascension Health Cr. Group Proj.) Series 2012 E2, 1.75%, tender 4/1/21 (a)	1,885	1,895
Series 2017 B, 5%, tender 12/15/22 (a)	16,420	18,214
Series 2009:
5% 8/15/23	3,035	3,132
5% 8/15/23 (Pre-Refunded to 8/15/20 @ 100)	1,530	1,578
Series 2010 A:
5.5% 8/15/24 (Pre-Refunded to 2/15/20 @ 100)	2,085	2,117
5.75% 8/15/29 (Pre-Refunded to 2/15/20 @ 100)	1,400	1,423
Series 2011 IL, 5% 12/1/22 (Pre-Refunded to 12/1/21 @ 100)	2,030	2,186
Series 2012 A, 5% 5/15/23	1,435	1,562
Series 2012:
5% 9/1/32	7,865	8,605
5% 9/1/38	10,595	11,520
5% 11/15/43	3,170	3,361
Series 2013:
5% 11/15/26	2,600	2,839
5% 11/15/29	780	847
5% 5/15/43	7,665	8,129
Series 2015 A:
5% 11/15/21	410	441
5% 11/15/27	1,015	1,208
5% 11/15/28	1,215	1,440
5% 11/15/29	1,830	2,155
5% 11/15/32	3,375	3,931
5% 11/15/45	2,390	2,695
Series 2015 C:
5% 8/15/35	5,925	6,748
5% 8/15/44	28,260	31,708
Series 2016 A:
5% 2/15/24	1,455	1,666
5% 2/15/25	995	1,168
5% 2/15/26	1,455	1,748
5% 7/1/30	2,545	3,026
5% 8/15/33	3,205	3,698
5% 7/1/34	1,650	1,925
5% 7/1/36	5,715	6,626
Series 2016 C:
3.75% 2/15/34	1,250	1,343
4% 2/15/36	5,330	5,937
5% 2/15/22	1,250	1,358
5% 2/15/24	565	653
5% 2/15/31	1,650	2,013
5% 2/15/32	12,195	14,818
5% 2/15/33	4,855	5,885
5% 2/15/41	10,620	12,522
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	35	41
5% 5/15/28	2,380	2,845
5% 5/15/29	1,330	1,582
5% 12/1/29	1,755	2,073
5% 12/1/40	4,765	5,478
5% 12/1/46	3,250	3,711
Series 2017 A:
5% 1/1/34	2,485	2,911
5% 8/1/47	750	850
Series 2017:
5% 7/1/29	5,030	6,215
5% 1/1/30	4,855	5,988
5% 7/1/31	8,630	10,583
Series 2018 A, 5% 1/1/44	19,010	21,834
5% 11/15/26	2,940	3,471
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	11,655	11,752
Series 2012 A:
4% 1/1/23	2,130	2,202
5% 1/1/33	3,495	3,654
Series 2012:
5% 3/1/20	3,210	3,248
5% 3/1/21	2,670	2,775
5% 8/1/21	1,555	1,634
5% 3/1/22	4,855	5,163
5% 8/1/22	6,410	6,885
5% 8/1/23	3,310	3,620
Series 2013, 5.5% 7/1/38	3,885	4,227
Series 2014:
5% 4/1/23	7,400	8,037
5% 2/1/26	2,195	2,405
5% 2/1/27	2,590	2,835
5% 4/1/28	2,070	2,269
5% 5/1/28	910	999
5% 5/1/32	2,430	2,648
5% 5/1/33	6,410	6,976
5.25% 2/1/31	10,195	11,195
Series 2016:
5% 11/1/20	4,050	4,172
5% 1/1/22	7,480	7,923
5% 2/1/23	1,530	1,656
5% 6/1/25	7,620	8,551
5% 6/1/26	1,035	1,181
5% 2/1/27	6,605	7,561
5% 2/1/28	5,965	6,811
5% 2/1/29	5,605	6,393
Series 2017 D:
5% 11/1/23	9,670	10,585
5% 11/1/25	13,645	15,299
5% 11/1/26	13,050	14,802
Series 2019 B:
5% 9/1/21	5,580	5,889
5% 9/1/22	5,475	5,892
5% 9/1/23	5,580	6,114
5% 9/1/24	5,580	6,185
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	9,061	9,350
Illinois Hsg. Dev. Auth. Rev. Series 2019 C, 5% 4/1/28	1,200	1,486
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A:
5% 2/1/28	9,710	11,486
5% 2/1/31	3,465	4,058
Illinois Reg'l. Trans. Auth. Series 2017 A:
5% 7/1/20	2,430	2,494
5% 7/1/21	2,380	2,526
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 C, 5% 1/1/38	4,470	5,115
Series 2014 D, 5% 1/1/24	5,890	6,736
Series 2015 A, 5% 1/1/40	12,335	14,229
Series 2016 A, 5% 12/1/31	1,735	2,048
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/21 (FSA Insured)	6,670	6,418
Kane, Cook & DuPage Counties School District #46 Elgin Series 2003 B, 0% 1/1/22 (Escrowed to Maturity)	4,040	3,905
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2017, 5% 1/1/29	1,790	2,176
5% 1/1/26	8,660	10,074
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,145	5,029
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	7,810	7,121
McHenry County Cmnty. School District #200 Series 2006 B:
0% 1/15/24	7,205	6,606
0% 1/15/25	7,510	6,733
0% 1/15/26	5,645	4,938
McHenry County Conservation District Gen. Oblig. Series 2014:
5% 2/1/24	2,235	2,563
5% 2/1/27	5,825	6,833
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,570	2,535
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,595	3,309
Series 2010 B1:
0% 6/15/44 (FSA Insured)	36,320	15,592
0% 6/15/47 (FSA Insured)	3,870	1,468
Series 2002:
0% 12/15/23	4,015	3,648
0% 12/15/23 (Escrowed to Maturity)	100	94
Railsplitter Tobacco Settlement Auth. Rev.:
Series 2010, 5.5% 6/1/23 (Pre-Refunded to 6/1/21 @ 100)	6,440	6,880
Series 2017:
5% 6/1/23	10,460	11,713
5% 6/1/24	13,685	15,741
Univ. of Illinois Rev. Series 2013:
6% 10/1/42	3,785	4,278
6.25% 10/1/38	3,785	4,324
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,600	4,847

TOTAL ILLINOIS		1,025,751

Indiana - 2.7%
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Pre-Refunded to 1/15/20 @ 100)	11,050	11,213
Indiana Fin. Auth. Econ. Dev. Rev. Bonds (Republic Svcs., Inc. Proj.):
Series 2012, 1.4%, tender 12/2/19 (a)(c)	2,600	2,599
Series A, 1.4%, tender 12/2/19 (a)(c)	8,900	8,898
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (a)	5,045	5,249
Indiana Fin. Auth. Hosp. Rev.:
Bonds Series 2015 B, 1.65%, tender 7/2/22 (a)	8,410	8,438
Series 2013, 5% 8/15/25	3,020	3,407
Indiana Fin. Auth. Rev.:
(Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	970	1,155
Series 2012:
5% 3/1/22	970	1,051
5% 3/1/23	1,455	1,575
5% 3/1/30	1,020	1,095
5% 3/1/41	5,155	5,484
Series 2015, 5% 3/1/36	8,060	9,249
Series 2016:
5% 9/1/26	970	1,181
5% 9/1/29	485	583
5% 9/1/36	2,090	2,468
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/25	2,100	2,330
Series 2015 A:
5% 10/1/26	2,405	2,819
5% 10/1/28	1,145	1,340
Series 2011 A, 5.25% 10/1/24	3,910	4,205
Indiana Health Facility Fing. Auth. Rev. Bonds Series 2001 A2, 2%, tender 2/1/23 (a)	8,930	9,088
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2012 A:
5% 1/1/24	690	754
5% 1/1/24 (Pre-Refunded to 7/1/22 @ 100)	280	308
5% 1/1/25	695	759
5% 1/1/25 (Pre-Refunded to 7/1/22 @ 100)	275	303
5% 1/1/26	1,895	2,069
5% 1/1/26 (Pre-Refunded to 7/1/22 @ 100)	770	848
Indianapolis Thermal Energy Sys.:
Series 2010 B:
5% 10/1/20	8,070	8,359
5% 10/1/21	5,340	5,723
Series 2016 A:
5% 10/1/24	10,585	12,289
5% 10/1/25	11,400	13,576
Lake Central Multi-District School Bldg. Corp. Series 2012 B:
4% 1/15/22	1,415	1,498
5% 7/15/22	970	1,065
5% 7/15/23	2,620	2,921
5% 7/15/24	4,065	4,527
5% 7/15/25	4,205	4,679
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.) Series 2020:
5% 4/1/29 (b)	1,185	1,461
5% 4/1/30 (b)	2,220	2,750
5% 4/1/33 (b)	1,445	1,759
Whiting Envir. Facilities Rev.:
(BP Products North America, Inc. Proj.) Series 2009, 5.25% 1/1/21	7,170	7,502
Bonds:
(BA Products North America, Inc. Proj.) Series 2019 A, 5%, tender 6/5/26 (a)(c)	5,860	6,953
(BP Products North America, Inc. Proj.) Series 2015, 5%, tender 11/1/22 (a)(c)	32,790	35,999

TOTAL INDIANA		199,529

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,410	1,599
5% 5/15/48	3,365	3,807

TOTAL IOWA		5,406

Kansas - 0.1%
Kansas Dev. Fin. Agcy. Series 2009:
5% 11/15/19 (Escrowed to Maturity)	10	10
5% 11/15/19 (Escrowed to Maturity)	265	266
Kansas Dev. Fin. Auth. Health Facilities Rev. (KU Health Sys. Proj.) Series 2011 H, 5% 3/1/25	970	984
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev.:
Series 2012 A:
5% 9/1/23	995	1,095
5% 9/1/24	4,285	4,715
Series 2012 B, 5% 9/1/24	1,455	1,601
Series 2016 A:
5% 9/1/30	970	1,144
5% 9/1/32	1,115	1,306

TOTAL KANSAS		11,121

Kentucky - 2.3%
Carroll County Envir. Facilities Rev. Bonds (Kentucky Utils. Co. Proj.):
Series 2004 A, 1.75%, tender 9/1/26 (a)(c)	4,475	4,449
Series 2008 A, 1.2%, tender 6/1/21 (a)(c)	20,015	19,926
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/25	800	947
5% 1/1/26	585	711
5% 1/1/29	1,555	1,871
5% 1/1/30	1,625	1,946
Kentucky Bond Dev. Corp. (Lexington Ctr. Corp. Proj.) Series 2018 A:
5% 9/1/26	1,745	2,124
5% 9/1/28	1,880	2,373
5% 9/1/30	520	649
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2015 A:
5% 6/1/25	1,725	1,980
5% 6/1/26	1,815	2,081
5% 6/1/27	1,910	2,186
5% 6/1/28	2,005	2,291
5% 6/1/29	2,105	2,399
5% 6/1/30	2,215	2,517
Kentucky Econ. Dev. Fin. Auth. Rev. Louisville Arena Auth., Inc. Series 2017 A, 5% 12/1/47 (FSA Insured)	1,485	1,621
Kentucky State Property & Buildings Commission Rev.:
(#106 Proj.) Series 2013 A, 5% 10/1/27	3,755	4,233
(Kentucky St Proj.) Series D, 5% 5/1/21	1,850	1,952
(Kentucky St Proj.):
Series D, 5% 5/1/26	1,180	1,419
Series D:
5% 5/1/27	970	1,180
5% 5/1/28	970	1,174
(Proj. No. 112) Series 2016 B, 5% 11/1/27	9,595	11,511
(Proj. No. 119) Series 2018:
5% 5/1/28	4,855	5,994
5% 5/1/29	565	695
5% 5/1/31	1,425	1,760
Series 2016 A:
5% 2/1/29	5,555	6,534
5% 2/1/30	5,670	6,649
5% 2/1/32	2,230	2,598
5% 2/1/33	2,770	3,221
Kentucky, Inc. Pub. Energy Bonds Series C1, 4%, tender 6/1/25 (a)	28,000	30,970
Louisville & Jefferson County:
Series 2013 A:
5.5% 10/1/33	2,430	2,749
5.75% 10/1/38	6,245	7,091
Series 2016 A:
5% 10/1/29	17,585	21,251
5% 10/1/32	3,230	3,848
Louisville/Jefferson County Metropolitan Gov. Series 2012 A:
5% 12/1/28 (Pre-Refunded to 6/1/22 @ 100)	1,910	2,085
5% 12/1/29 (Pre-Refunded to 6/1/22 @ 100)	5,100	5,567
5% 12/1/30 (Pre-Refunded to 6/1/22 @ 100)	720	786

TOTAL KENTUCKY		173,338

Louisiana - 0.8%
Calcasieu Parish Memorial Hosp. (Lake Charles Memorial Hosp. Proj.) Series 2019:
5% 12/1/25	1,000	1,161
5% 12/1/26	1,100	1,297
5% 12/1/27	1,125	1,344
5% 12/1/28	1,205	1,455
5% 12/1/29	1,465	1,785
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/22	1,260	1,402
5% 12/15/23	2,915	3,336
Series 2018 E:
5% 7/1/35	1,655	2,033
5% 7/1/36	1,795	2,199
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/24	2,065	2,327
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/24 (c)	2,430	2,744
5% 1/1/25 (c)	2,915	3,368
5% 1/1/27 (c)	2,185	2,523
Series 2017 B:
5% 1/1/29 (c)	390	468
5% 1/1/31 (c)	730	869
5% 1/1/36 (c)	630	740
5% 1/1/37 (c)	485	567
Series 2017 D2:
5% 1/1/26 (c)	730	863
5% 1/1/29 (c)	485	582
5% 1/1/30 (c)	665	794
5% 1/1/32 (c)	1,495	1,772
5% 1/1/35 (c)	1,115	1,312
5% 1/1/38 (c)	570	665
New Orleans Gen. Oblig. Series 2012, 5% 12/1/20	3,110	3,239
St. John Baptist Parish Rev.:
(Marathon Oil Corp.) Series 2017, 2.2% 6/1/37 (a)(b)	9,665	9,733
Bonds (Marathon Oil Corp.) Series 2017:
2%, tender 4/1/23 (a)(b)	9,120	9,139
2.1%, tender 7/1/24 (a)(b)	4,400	4,418

TOTAL LOUISIANA		62,135

Maine - 0.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	4,215	4,538
Series 2016 A:
4% 7/1/41	2,030	2,125
4% 7/1/46	2,765	2,883
5% 7/1/41	860	964
5% 7/1/46	585	654
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/25	2,230	2,687
5% 7/1/27	1,940	2,308

TOTAL MAINE		16,159

Maryland - 1.0%
Baltimore Proj. Rev.:
Series 2017 C:
5% 7/1/28	3,465	4,302
5% 7/1/31	6,580	8,089
5% 7/1/33	6,635	8,116
Series 2017 D, 5% 7/1/33	5,630	6,874
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/23	1,435	1,599
5% 6/1/24	1,455	1,664
5% 6/1/25	1,455	1,699
5% 6/1/26	1,940	2,315
5% 6/1/27	1,310	1,592
5% 6/1/31	970	1,184
5% 6/1/32	970	1,180
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/30 (c)	1,215	1,422
5% 3/31/51 (c)	2,235	2,513
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38 (Pre-Refunded to 7/1/20 @ 100)	7,530	7,779
Series 2010, 5.625% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,330	2,405
Series 2013 A:
5% 7/1/24	1,210	1,322
5% 7/1/25	1,030	1,124
Series 2015:
5% 7/1/27	970	1,144
5% 7/1/28	1,260	1,483
5% 7/1/29	2,135	2,507
5% 7/1/31	970	1,132
Series 2016 A:
4% 7/1/42	1,410	1,495
5% 7/1/33	2,185	2,553
5% 7/1/34	1,600	1,863
5% 7/1/35	605	702
5% 7/1/36	1,700	1,966
Maryland St Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	6,325	6,920

TOTAL MARYLAND		76,944

Massachusetts - 1.6%
Massachusetts Bay Trans. Auth. Sales Tax Rev. Series 2015 A, 5% 7/1/45	1,535	1,787
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Bonds Series 2019 A, 5%, tender 1/1/23 (a)	16,960	18,866
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston College Proj.) Series Q1, 5% 7/1/21	1,785	1,790
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/24	3,885	4,533
5% 7/1/30	3,565	4,491
Series 2017, 5% 7/1/23	1,550	1,756
Bonds (Partners Healthcare Sys., Inc. Proj.) Series 2017 S-4, 5%, tender 1/25/24 (a)	11,290	12,993
Series 2013 A, 6.25% 11/15/28 (Pre-Refunded to 11/15/23 @ 100) (d)	4,580	5,308
Series 2015 D, 5% 7/1/44	4,715	5,274
Series 2016 A, 5% 7/15/22	2,165	2,390
Series 2017 A, 5% 1/1/40	2,980	3,514
Series 2019 S1:
5% 10/1/22	2,195	2,438
5% 10/1/23	2,400	2,751
5% 10/1/24	1,190	1,405
5% 10/1/25	2,670	3,237
Series 2019:
5% 7/1/30	1,435	1,785
5% 7/1/32	1,040	1,282
Massachusetts Gen. Oblig.:
Series 2011 A, 5% 4/1/23 (Pre-Refunded to 4/1/21 @ 100)	9,710	10,251
Series 2016 B, 5% 7/1/22	2,950	3,247
Series C, 5% 4/1/23	17,445	19,660
Massachusetts Health & Edl. Facilities Auth. Rev. (Partners HealthCare Sys., Inc. Proj.) Series 2009 I3, 5% 7/1/20	7,285	7,307

TOTAL MASSACHUSETTS		116,065

Michigan - 3.5%
Clarkston Cmnty. Schools 5% 5/1/22	2,800	3,058
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/36 (FSA Insured)	1,000	1,122
Series A, 5% 7/1/35 (FSA Insured)	1,200	1,348
Detroit Swr. Disp. Rev. Series 2006 D, 3 month U.S. LIBOR + 0.600% 2.154% 7/1/32 (a)(e)	5,360	5,268
Grand Rapids Pub. Schools:
Series 2016:
5% 5/1/30 (FSA Insured)	3,400	4,093
5% 5/1/31 (FSA Insured)	4,855	5,824
5% 5/1/32 (FSA Insured)	730	873
5% 5/1/33 (FSA Insured)	3,030	3,620
5% 5/1/27 (FSA Insured)	1,310	1,633
5% 5/1/29 (FSA Insured)	1,890	2,334
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016:
5% 5/15/27	3,275	3,934
5% 5/15/28	2,475	2,967
Kent County Bldg. Auth. Series 2005, 5.5% 6/1/22	3,310	3,662
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Spectrum Health Sys. Proj.) Series 2011 A:
5% 11/15/20	970	1,009
5% 11/15/21	630	678
Lake Orion Cmnty. School District Series 2019, 5% 5/1/29	1,685	2,183
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2016 I:
5% 10/15/34	16,710	20,153
5% 4/15/35	2,720	3,277
Michigan Fin. Auth. Rev.:
(Detroit Wtr. and Sewage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 C3, 5% 7/1/22 (FSA Insured)	4,850	5,327
(Trinity Health Proj.) Series 2017:
5% 12/1/23	1,455	1,665
5% 12/1/24	1,700	2,002
5% 12/1/25	2,915	3,525
5% 12/1/26	1,270	1,572
5% 12/1/27	1,215	1,536
5% 12/1/28	1,940	2,449
Bonds Series 2019 MI2, 5%, tender 2/1/25 (a)	10,655	12,495
Series 2012 A:
5% 6/1/21 (Escrowed to Maturity)	1,495	1,582
5% 6/1/27 (Pre-Refunded to 6/1/22 @ 100)	2,235	2,449
5% 6/1/39 (Pre-Refunded to 6/1/22 @ 100)	4,790	5,248
Series 2012:
5% 11/15/36	6,895	7,502
5% 11/15/42	1,515	1,630
Series 2013:
5% 8/15/28	5,425	6,105
5% 8/15/29	1,940	2,177
Series 2015 D1:
5% 7/1/27	415	492
5% 7/1/29	970	1,144
5% 7/1/31	1,165	1,370
5% 7/1/32	970	1,138
5% 7/1/33	825	966
Series 2019 A, 5% 11/15/48	2,955	3,594
Michigan Gen. Oblig. Series 2016, 5% 3/15/27	3,230	4,020
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C:
5% 12/1/24	1,455	1,713
5% 12/1/25	1,260	1,524
5% 12/1/26	1,940	2,402
5% 12/1/27	1,295	1,637
(Trinity Health Proj.) Series 2008 C, 5% 12/1/28	2,040	2,576
Bonds:
(Ascension Health Cr. Group Proj.) Series F5, 2.4%, tender 3/15/23 (a)	6,020	6,213
Series 2010 F3, 4%, tender 7/1/24 (a)	23,785	26,511
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds:
(Consumer Energy Co. Proj.) Series 2019, 1.8%, tender 10/1/24 (a)(c)	8,110	8,092
Series 2008 ET2, 1.45%, tender 9/1/21 (a)	9,710	9,654
Series CC, 1.45%, tender 9/1/21 (a)	1,130	1,123
Michigan Trunk Line Fund Rev. Series 2005, 5.5% 11/1/20 (FSA Insured)	9,455	9,880
Portage Pub. Schools Series 2016:
5% 11/1/27	1,215	1,479
5% 11/1/29	3,080	3,738
Royal Oak Hosp. Fin. Auth. Hosp. Rev. Series 2014 D:
5% 9/1/22	970	1,070
5% 9/1/24	1,940	2,234
Utica Cmnty. Schools Series 2019:
5% 5/1/30	1,650	2,107
5% 5/1/31	1,400	1,780
5% 5/1/32	2,300	2,912
5% 5/1/33	1,875	2,366
5% 5/1/34	2,450	3,075
Warren Consolidated School District Series 2016:
5% 5/1/30	4,415	5,257
5% 5/1/31	4,660	5,530
5% 5/1/32	4,955	5,863
Wayne County Arpt. Auth. Rev.:
Series 2017 A:
5% 12/1/21	460	495
5% 12/1/29	245	305
5% 12/1/30	380	471
5% 12/1/31	390	481
5% 12/1/36	535	649
Series 2017 B:
5% 12/1/29 (c)	685	842
5% 12/1/30 (c)	485	593
5% 12/1/31 (c)	525	639
5% 12/1/33 (c)	375	454
5% 12/1/36 (c)	810	972
Series 2017 C:
5% 12/1/22	1,940	2,155
5% 12/1/23	2,185	2,498
5% 12/1/24	2,305	2,708
5% 12/1/25	1,940	2,337
5% 12/1/26	1,455	1,793
5% 12/1/27	1,460	1,834

TOTAL MICHIGAN		264,986

Minnesota - 0.2%
Maple Grove Health Care Sys. Rev. Series 2015, 5% 9/1/26	1,940	2,296
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/21 (Assured Guaranty Corp. Insured)	4,045	4,099
5% 2/15/22 (Assured Guaranty Corp. Insured)	5,475	5,549
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2010 A1, 5% 1/1/20	4,370	4,409
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Care Sys. Proj.) Series 2015 A, 5% 11/15/40 (Pre-Refunded to 11/15/25 @ 100)	1,410	1,700

TOTAL MINNESOTA		18,053

Mississippi - 0.3%
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	5,340	6,685
Mississippi Hosp. Equip. & Facilities Auth. (Forrest County Gen. Hosp. Rfdg. Proj.):
Series 2019 A:
5% 1/1/30	500	634
5% 1/1/31	1,500	1,896
5% 1/1/32	1,750	2,198
5% 1/1/34	1,065	1,327
5% 1/1/35	2,000	2,484
Series 2019 B:
5% 1/1/23 (b)	445	493
5% 1/1/25 (b)	500	581
5% 1/1/26 (b)	700	830
5% 1/1/27 (b)	1,245	1,506
5% 1/1/28 (b)	500	616
5% 1/1/29 (b)	510	638
5% 1/1/30 (b)	595	755

TOTAL MISSISSIPPI		20,643

Missouri - 0.5%
Cape Girardeau County Indl. Dev. Auth.:
(South Eastern Health Proj.) Series 2017 A, 5% 3/1/27	970	1,149
(Southeast Hosp. Proj.) Series 2017 A, 5% 3/1/36	1,215	1,397
Kansas City Santn Swr. Sys. R Series 2018 B:
5% 1/1/24	660	761
5% 1/1/29	550	698
5% 1/1/31	415	523
5% 1/1/34	380	474
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	200	206
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. 5.125% 1/1/20	360	361
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev. Series 2015 B:
4% 2/1/40	680	729
5% 2/1/30	2,395	2,827
5% 2/1/32	2,645	3,100
5% 2/1/36	2,145	2,485
5% 2/1/45	3,495	3,986
Missouri Health & Edl. Facilities Rev. Series 2016:
5% 5/15/29	970	1,166
5% 5/15/30	970	1,161
5% 5/15/31	970	1,155
5% 5/15/36	2,915	3,413
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	1,350	1,480
Saint Louis Arpt. Rev. Series 2019 C, 5% 7/1/30	3,660	4,702
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. Series 2018 A, 5.125% 9/1/48	3,170	3,603

TOTAL MISSOURI		35,376

Montana - 0.2%
Montana Board Hsg. Single Family:
Series 2017 A, 4% 12/1/47 (c)	1,885	1,975
Series 2019 B, 4% 6/1/50	660	735
Montana Facility Fin. Auth. Rev. Series 2016:
5% 2/15/21	1,215	1,274
5% 2/15/22	1,260	1,362
5% 2/15/23	1,990	2,213
5% 2/15/24	2,080	2,375
5% 2/15/25	1,940	2,273
5% 2/15/26	3,105	3,714

TOTAL MONTANA		15,921

Nebraska - 0.3%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev. Series 2019 B, 4% 9/1/49 (c)	3,700	4,014
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/31	3,885	4,651
5% 1/1/34	4,235	5,033
5% 1/1/36	5,135	6,069

TOTAL NEBRASKA		19,767

Nevada - 1.5%
Carson City Hosp. Rev. (Carson Tahoe Hosp. Proj.):
Series 2017 5% 9/1/32	725	867
Series 2017:
5% 9/1/24	730	836
5% 9/1/28	445	540
5% 9/1/30	730	879
5% 9/1/34	740	878
Clark County Arpt. Rev.:
Series 2017 C, 5% 7/1/21 (c)	9,460	10,039
Series 2019 A:
5% 7/1/23	8,335	9,446
5% 7/1/26	2,965	3,631
Clark County Poll. Cont. Rev. Bonds Series 2010, 1.875%, tender 4/1/20 (a)	11,655	11,661
Clark County School District:
Series 2016 A:
5% 6/15/21	2,575	2,730
5% 6/15/23	2,250	2,538
Series 2017 A:
5% 6/15/25	5,770	6,862
5% 6/15/26	5,000	6,084
Series 2018 B, 5% 6/15/35	8,000	9,851
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2012 B:
5% 6/1/22	970	1,064
5% 6/1/23	1,940	2,129
5% 6/1/24	1,940	2,128
5% 6/1/25	1,020	1,119
Series 2016 A:
5% 6/1/32	2,815	3,405
5% 6/1/33	4,855	5,861
5% 6/1/34	5,145	6,197
Nevada Gen. Oblig.:
Series 2012 B, 5% 8/1/21	1,355	1,447
Series 2013 D1, 5% 3/1/25	2,745	3,082
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	2,075	2,276
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	12,400	12,483
Series 2016, 2.05%, tender 4/15/22 (a)(c)	7,400	7,449

TOTAL NEVADA		115,482

New Hampshire - 0.8%
Nat'l. Fin. Auth. Solid Bonds (Waste Mgmt., Inc. Proj.):
Series 2019 A1, 2.15%, tender 7/1/24 (a)(c)	1,500	1,509
Series 2019 A2, 2.15%, tender 7/1/24 (a)(c)	2,955	2,973
Series 2019 A3, 2.15%, tender 7/1/24 (a)(c)	7,545	7,587
New Hampshire Health & Ed. Facilities Auth.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017:
5% 7/1/24	1,335	1,558
5% 7/1/30	2,360	2,973
Series 2017 B, 4.125% 7/1/24 (d)	1,755	1,758
Series 2017 C, 3.5% 7/1/22 (d)	580	581
Series 2017, 5% 7/1/36	2,105	2,481
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2012:
4% 7/1/22	1,310	1,393
5% 7/1/26	1,245	1,357
Series 2013 A, 5% 10/1/43	2,360	2,543
Series 2016:
4% 10/1/38	800	867
5% 10/1/26	4,560	5,527
5% 10/1/27	4,860	5,849
5% 10/1/28	1,940	2,328
5% 10/1/30	7,070	8,404
New Hampshire Tpk. Sys. Rev. Series 2012 B:
5% 2/1/22	2,185	2,370
5% 2/1/23	2,150	2,329
5% 2/1/24	1,725	1,866

TOTAL NEW HAMPSHIRE		56,253

New Jersey - 3.1%
Bayonne Gen. Oblig. Series 2016:
5% 7/1/31 (Build America Mutual Assurance Insured)	1,430	1,707
5% 7/1/32 (Build America Mutual Assurance Insured)	970	1,155
5% 7/1/33 (Build America Mutual Assurance Insured)	970	1,153
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A:
5% 2/15/24	1,940	2,203
5% 2/15/25	970	1,100
New Jersey Econ. Dev. Auth. Rev.:
(Provident Montclair Proj.) Series 2017:
5% 6/1/25 (FSA Insured)	975	1,147
5% 6/1/27 (FSA Insured)	1,360	1,666
5% 6/1/28 (FSA Insured)	1,940	2,364
5% 6/1/29 (FSA Insured)	1,455	1,764
Series 2012 II, 5% 3/1/21	7,380	7,725
Series 2013:
5% 3/1/23	9,030	9,971
5% 3/1/24	12,430	13,673
5% 3/1/25	1,360	1,491
Series 2015 XX, 5% 6/15/26	19,420	22,275
Series 2018 EEE, 5% 6/15/30	2,170	2,594
New Jersey Edl. Facility Series 2016 A, 5% 7/1/29	1,820	2,160
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	285	301
5% 7/1/22	770	838
5% 7/1/23	2,940	3,283
5% 7/1/24	790	903
5% 7/1/25	855	998
5% 7/1/26	285	339
5% 7/1/27	425	505
5% 7/1/28	1,185	1,403
5% 7/1/28	1,265	1,498
5% 7/1/28	440	539
5% 7/1/33	1,465	1,769
Series 2016, 5% 7/1/41	3,665	4,181
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	1,285	1,415
5% 12/1/24 (c)	3,400	3,924
Series 2017 1B, 5% 12/1/21 (c)	1,365	1,462
Series 2019 A:
5% 12/1/21	1,070	1,152
5% 12/1/22	1,520	1,688
5% 12/1/23	1,810	2,067
5% 12/1/24	1,045	1,225
5% 12/1/25	1,925	2,310
New Jersey Tpk. Auth. Tpk. Rev.:
Bonds Series 2017 C5, 1 month U.S. LIBOR + 0.460% 1.922%, tender 1/1/21 (a)(e)	18,725	18,746
Series 2017 C1, 1 month U.S. LIBOR + 0.340% 1.802% 1/1/21 (a)(e)	2,090	2,091
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA:
5% 6/15/30	3,500	4,187
5% 6/15/31	2,250	2,679
5% 6/15/32	5,660	6,711
Series 2003 B. 5.25% 12/15/19	2,945	2,966
Series 2010 A:
0% 12/15/27	13,270	10,755
0% 12/15/28	3,025	2,371
Series 2012 AA:
5% 6/15/23	7,285	7,921
5% 6/15/24	11,655	12,641
Series 2014 AA:
5% 6/15/25	12,140	13,807
5% 6/15/26	7,285	8,279
Series 2016 A, 5% 6/15/27	14,620	17,400
Series 2018 A:
5% 12/15/33	6,395	7,554
5% 12/15/34	5,070	5,961

TOTAL NEW JERSEY		230,017

New Mexico - 0.2%
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 A, 1.875%, tender 4/1/20 (a)	11,470	11,476
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	2,940	3,198

TOTAL NEW MEXICO		14,674

New York - 3.7%
Dorm. Auth. New York Univ. Rev. Series 2016 A:
5% 7/1/23	1,090	1,233
5% 7/1/25	2,430	2,904
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/20 (Escrowed to Maturity)	1,040	1,068
5.75% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	970	1,002
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
5% 2/15/32	3,885	4,790
5% 2/15/35	7,285	8,895
Long Island Pwr. Auth. Elec. Sys. Rev.:
Bonds Series 2019 B, 1.65%, tender 9/1/24 (a)	16,700	16,675
Series 2016 B:
5% 9/1/22	1,940	2,147
5% 9/1/23	1,455	1,661
5% 9/1/24	1,310	1,540
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	12,380	13,198
5% 11/15/56	11,925	13,284
New York City Gen. Oblig.:
Series 2014 J, 5% 8/1/22	2,990	3,301
Series 2015 A, 5% 8/1/22	1,985	2,191
Series 2015 C, 5% 8/1/27	2,965	3,516
Series 2016 A, 5% 8/1/22	4,390	4,846
New York City Transitional Fin. Auth. Rev.:
Series 2003 B:
4% 2/1/21	4,855	5,032
5% 2/1/21	3,410	3,579
Series 2012 A, 5% 11/1/21	5,300	5,706
Series 2018 C2, 5% 5/1/32	9,175	11,515
Series 2019 A, 5% 8/1/35	7,520	9,384
Series 2019 B1:
5% 8/1/34	3,300	4,133
5% 8/1/35	8,400	10,483
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	12,970	14,237
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2010 A, 5% 2/15/20 (Escrowed to Maturity)	5	5
Series 2016 B, 5% 2/15/20	10	10
New York Dorm. Auth. Revs. Bonds:
Series 2019 B1, 5%, tender 5/1/48	4,460	4,790
Series 2019 B2, 5%, tender 5/1/48	3,675	4,178
Series 2019 B3, 5%, tender 5/1/48	4,055	4,824
New York Dorm. Auth. Sales Tax Rev. Series 2018 C, 5% 3/15/32	13,810	17,303
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2018 A, 5%, tender 11/15/20 (a)	25,820	26,787
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,660	7,695
Series 2017 C-2, 0% 11/15/33	9,795	6,827
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	1,470	1,578
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2010 A, 5% 4/1/23 (Pre-Refunded to 4/1/20 @ 100)	7,960	8,107
Series 2011 A1, 5% 4/1/20	2,155	2,194
Series 2011 A2, 5% 4/1/21	1,940	2,047
New York Trans. Dev. Corp.:
(Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	8,155	9,066
Series 2016 A, 5.25% 1/1/50 (c)	13,305	14,845
New York Urban Dev. Corp. Rev.:
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	2,745	3,367
Series 2011 A, 5% 3/15/22	7,385	7,782
Series 2017 A, 5% 3/15/22	2,215	2,416
Triborough Bridge & Tunnel Auth. Revs. Series 2013 A:
5% 11/15/23	2,915	3,360
5% 11/15/24	3,885	4,471

TOTAL NEW YORK		277,972

North Carolina - 1.0%
Nash Health Care Sys. Health Care Facilities Rev. Series 2012, 5% 11/1/41	3,340	3,529
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	395	473
5% 10/1/47	3,320	3,803
North Carolina Cap. Facilities Fin. Agcy. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2013, 1.5%, tender 12/16/19 (a)(c)	7,290	7,287
North Carolina Grant Anticipation Rev. Series 2017:
5% 3/1/22	11,015	11,978
5% 3/1/23	9,715	10,902
North Carolina Med. Care Commission Health Care Facilities Rev. Bonds:
Series 2019 B, 2.2%, tender 12/1/22 (a)	9,865	9,977
Series 2019 C, 2.55%, tender 6/1/26 (a)	17,085	17,854
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/21	5,825	5,966
5% 6/1/22	3,885	3,977
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	475	476

TOTAL NORTH CAROLINA		76,222

Ohio - 1.9%
Allen County Hosp. Facilities Rev. Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	2,670	2,908
American Muni. Pwr., Inc. Rev.:
(Amp Freemont Energy Ctr. Proj.):
Series 2012 B:
5% 2/15/22	1,945	2,112
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	2,110	2,290
Series 2012:
5% 2/15/21	1,455	1,528
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	1,940	2,106
Bonds Series 2019 A, 2.3%, tender 2/15/22 (a)	12,100	12,274
Series 2012 B:
5% 2/15/42	1,365	1,458
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	390	423
Series 2017 A, 5% 2/15/36	5,000	6,043
Cleveland Arpt. Sys. Rev. Series 2016 A:
5% 1/1/26 (FSA Insured)	970	1,142
5% 1/1/28 (FSA Insured)	1,480	1,732
5% 1/1/29 (FSA Insured)	2,165	2,530
5% 1/1/30 (FSA Insured)	1,940	2,261
Cleveland Wtr. Rev. Series 2012 A:
5% 1/1/26 (Pre-Refunded to 1/1/22 @ 100)	1,215	1,316
5% 1/1/27 (Pre-Refunded to 1/1/22 @ 100)	1,455	1,576
Columbus City School District 5% 12/1/32	1,770	2,138
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013:
5% 6/15/25	2,395	2,597
5% 6/15/26	2,515	2,720
5% 6/15/27	2,640	2,847
5% 6/15/28	2,770	2,978
Franklin County Hosp. Facilities Rev. Series 2016 C:
5% 11/1/25	1,940	2,341
5% 11/1/26	2,040	2,521
Lake County Hosp. Facilities Rev. Series 2015, 5% 8/15/27	2,195	2,565
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	13,270	15,402
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37 (Pre-Refunded to 11/15/21 @ 100)	4,465	4,944
Miami County Hosp. Facilities Rev. (Kettering Health Network Obligated Group Proj.) Series 2019:
5% 8/1/31	1,000	1,234
5% 8/1/32	1,000	1,228
5% 8/1/33	1,000	1,223
Muskingum County Hosp. Facilities:
(Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/27	5,715	6,233
Series 2013, 5% 2/15/20	1,160	1,172
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.) Series 2009 B, 5% 10/1/21	3,010	3,010
(Adult Correctional Bldg. Fund Proj.) Series 2009 B:
5% 10/1/21	4,835	4,835
5% 10/1/22	1,940	1,940
5% 10/1/23	2,915	2,915
Ohio Higher Edl. Facility Commission Rev. (Univ. Hosp. Health Sys. Proj.) Series 2010 A, 5.25% 1/15/21	4,650	4,701
Ohio Hosp. Facilities Rev. Series 2017 A:
5% 1/1/27	2,470	3,070
5% 1/1/29	4,855	6,145
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	960	1,074
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	11,265	5,881
Scioto County Hosp. Facilities Rev.:
Series 2016, 5% 2/15/29	2,250	2,657
Series 2019, 5% 2/15/29	6,500	7,416
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	690	733
5% 12/1/42	875	920

TOTAL OHIO		139,139

Oklahoma - 0.7%
Canadian Cny Edl. Facilities Auth. (Mustang Pub. Schools Proj.) Series 2017, 5% 9/1/26	2,015	2,458
Grand River Dam Auth. Rev. Series 2014 A:
5% 6/1/27	1,165	1,354
5% 6/1/28	1,455	1,690
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/25	1,020	1,222
5% 10/1/26	1,455	1,735
5% 10/1/27	1,155	1,376
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/27	970	1,179
5% 8/15/28	970	1,200
5% 8/15/29	410	504
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2012:
5% 2/15/23 (Pre-Refunded to 2/15/22 @ 100)	3,010	3,267
5% 2/15/42 (Pre-Refunded to 2/15/22 @ 100)	6,975	7,570
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev.:
Series 2010 A:
5% 1/1/21 (FSA Insured)	3,885	3,920
5% 1/1/22 (FSA Insured)	12,095	12,204
Series 2014 A:
5% 1/1/26	1,650	1,943
5% 1/1/27	5,825	6,844
5% 1/1/28	1,940	2,276
5% 1/1/29	1,525	1,788
Series 2014 B, 5% 1/1/27	2,085	2,450

TOTAL OKLAHOMA		54,980

Oregon - 0.1%
Clackamas County Hosp. Facility Auth. (Willamette View Proj.) Series 2017 B, 3% 11/15/22	735	736
Oregon Facilities Auth. Rev. (Legacy Health Proj.) Series 2016 A, 5% 6/1/22	900	984
Washington, Multnomah & Yamhill County School District #1J Series 2017, 5% 6/15/30	2,915	3,640

TOTAL OREGON		5,360

Pennsylvania - 4.0%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A:
5% 7/15/21	1,515	1,611
5% 7/15/22	1,715	1,885
5% 7/15/23	765	866
5% 7/15/24	2,300	2,676
5% 7/15/25	3,030	3,617
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27 (Pre-Refunded to 7/1/20 @ 100)	7,350	7,655
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds:
(PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,210	4,221
Series B, 1.8%, tender 8/15/22 (a)	10,600	10,677
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/26	3,205	3,877
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	3,815	4,180
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A, 5% 10/1/23	330	363
Series 2016 A:
5% 10/1/28	1,385	1,599
5% 10/1/29	1,495	1,720
5% 10/1/32	4,670	5,309
5% 10/1/36	7,560	8,522
5% 10/1/40	3,490	3,889
Series 2019:
5% 9/1/30	1,250	1,582
5% 9/1/31	2,500	3,148
5% 9/1/33	1,370	1,715
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	2,485	2,663
Pennsylvania Econ. Dev. Auth. Governmental Lease (Forum Place Proj.) Series 2012:
5% 3/1/21	3,025	3,167
5% 3/1/22	1,940	2,095
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2019 B1, 1.5%, tender 10/15/19 (a)(c)	4,700	4,700
(Waste Mgmt., Inc. Proj.) Series 2017 A, 1.7%, tender 8/3/20 (a)(c)	5,545	5,549
Series 2011, 2.15%, tender 7/1/24 (a)(c)	12,065	12,212
Pennsylvania Gen. Oblig.:
Series 2011, 5% 7/1/21	2,040	2,169
Series 2013, 5% 10/15/27	9,710	11,076
Series 2014, 5% 7/1/23	1,500	1,700
Series 2015 1, 5% 3/15/31	3,615	4,237
Series 2016, 5% 9/15/29	27,190	33,066
Series 2017, 5% 1/1/27	8,765	10,798
Pennsylvania Higher Edl. Facilities Auth. Rev. (Univ. of Penn Health Systems Proj.):
Series 2017 A:
5% 8/15/28	1,215	1,517
5% 8/15/30	2,090	2,586
Series 2017, 5% 8/15/27	1,165	1,469
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of Harrisburg Proj.) Series 2016 A:
5% 12/1/28 (FSA Insured)	6,100	7,388
5% 12/1/33 (FSA Insured)	4,300	5,089
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 A2:
5% 12/1/28	1,215	1,529
5% 12/1/33	1,215	1,501
Series 2017 A1:
5% 12/1/22	485	540
5% 12/1/23	535	613
5% 12/1/29	1,455	1,818
5% 12/1/34	970	1,188
Philadelphia Arpt. Rev. Series 2017 B:
5% 7/1/30 (c)	1,720	2,088
5% 7/1/31 (c)	2,430	2,939
Philadelphia Gas Works Rev. Series 15:
5% 8/1/23	970	1,097
5% 8/1/24	730	847
5% 8/1/25	775	919
Philadelphia Gen. Oblig.:
Series 2015 B:
5% 8/1/27	2,915	3,469
5% 8/1/29	10,165	11,985
5% 8/1/30	10,705	12,582
5% 8/1/31	11,280	13,217
Series 2019 A:
5% 8/1/21	1,835	1,955
5% 8/1/22	1,180	1,296
5% 8/1/23	1,910	2,162
5% 8/1/24	3,425	3,988
5% 8/1/26	3,225	3,943
Series 2019 B:
5% 2/1/21	1,500	1,571
5% 2/1/22	250	270
5% 2/1/23	2,300	2,565
5% 2/1/24	100	115
5% 2/1/25	1,135	1,336
5% 2/1/26	1,180	1,425
5% 2/1/27	1,500	1,848
5% 2/1/28	2,250	2,824
5% 2/1/29	2,425	3,098
Philadelphia School District Series 2010 C:
5% 9/1/20	13,595	14,025
5% 9/1/21	5,825	6,014
Pittsburgh School District Series 2010 A, 5% 9/1/20 (FSA Insured)	970	1,003
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/38 (FSA Insured)	570	711
Series 2019 B:
5% 9/1/31 (FSA Insured)	1,855	2,442
5% 9/1/33 (FSA Insured)	1,250	1,686
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A:
5% 6/1/38	2,890	3,592
5% 6/1/39	4,690	5,815
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,345	1,577

TOTAL PENNSYLVANIA		302,186

Rhode Island - 0.5%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	6,625	7,602
5% 9/1/36	320	363
Series 2016, 5% 5/15/39	5,475	6,296
Rhode Island Health & Edl. Bldg. Corp. Pub. Schools Rev. Series 2015, 5% 5/15/25 (FSA Insured)	7,985	9,443
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	2,415	2,643
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A, 3.5% 12/1/34 (c)	3,455	3,640
Tobacco Setlement Fing. Corp. Series 2015 A:
5% 6/1/27	1,770	2,045
5% 6/1/28	2,330	2,684

TOTAL RHODE ISLAND		34,716

South Carolina - 1.5%
Beaufort-Jasper Wtr. & Swr. Sys. Series 2016 B:
5% 3/1/22	970	1,056
5% 3/1/24	970	1,122
5% 3/1/25	970	1,154
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/27	3,885	4,566
5% 12/1/29	3,155	3,697
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	3,625	3,997
South Carolina Jobs-Econ. Dev. Auth.:
(Anmed Health Proj.) Series 2016:
5% 2/1/22	2,135	2,301
5% 2/1/24	970	1,104
5% 2/1/26	1,650	1,969
(Anmed Heath Proj.) Series 2016, 5% 2/1/25	1,700	1,984
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2013, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	3,100	3,446
South Carolina Ports Auth. Ports Rev. Series 2018:
5% 7/1/28 (c)	2,235	2,790
5% 7/1/30 (c)	4,790	5,924
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	6,335	7,155
Series 2014 A:
5% 12/1/49	12,620	14,096
5.5% 12/1/54	17,285	19,686
Series 2014 C:
5% 12/1/25	3,885	4,544
5% 12/1/26	3,885	4,538
5% 12/1/27	3,010	3,509
5% 12/1/46	3,540	4,004
Series 2016 B:
5% 12/1/35	6,250	7,452
5% 12/1/36	9,280	11,039
South Carolina Trans. Infrastructure Bank Rev. Series 2016 A, 5% 10/1/25	1,645	1,987

TOTAL SOUTH CAROLINA		113,120

South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/23	970	1,095
Series 2014 B:
5% 11/1/24	1,200	1,403
5% 11/1/25	1,175	1,374
5% 11/1/26	195	227
Series 2017:
5% 7/1/24	435	505
5% 7/1/27	365	453
5% 7/1/33	1,700	2,051
5% 7/1/35	1,360	1,632

TOTAL SOUTH DAKOTA		8,740

Tennessee - 0.8%
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/29	970	1,196
5% 7/1/30	1,165	1,428
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016:
5% 9/1/22	1,170	1,271
5% 9/1/24	995	1,133
Series 2017:
5% 4/1/24	970	1,093
5% 4/1/25	1,315	1,514
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.625% 7/1/20 (c)	4,855	5,002
Tennergy Corp. Gas Rev. Bonds Series 2019 A, 5%, tender 10/1/24 (a)	18,440	21,220
Tennessee Energy Acquisition Corp. Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	11,735	12,548
Series 2018, 4%, tender 11/1/49	10,670	11,806

TOTAL TENNESSEE		58,211

Texas - 14.7%
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45	2,955	3,070
Austin Arpt. Sys. Rev.:
Series 2014, 5% 11/15/29 (c)	2,690	3,120
Series 2019 B:
5% 11/15/27 (c)	1,500	1,862
5% 11/15/28 (c)	2,250	2,840
5% 11/15/29 (c)	1,500	1,921
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	1,295	1,248
Austin Elec. Util. Sys. Rev. Series 2012 A, 5% 11/15/23	1,455	1,614
Brownsville Independent School District Series 2017, 4% 8/15/22	4,000	4,295
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/31	1,165	1,355
5% 1/1/32	970	1,125
5% 1/1/34	1,940	2,237
5% 1/1/40	5,340	6,095
Series 2016:
5% 1/1/31	2,305	2,709
5% 1/1/32	4,855	5,685
5% 1/1/35	3,240	3,765
5% 1/1/36	1,580	1,833
Cypress-Fairbanks Independent School District:
Bonds:
Series 2014 B2, 1.4%, tender 8/17/20 (a)	5,545	5,539
Series 2014 B3, 1.4%, tender 8/17/20 (a)	6,005	5,999
Series 2017 A-2, 1.25%, tender 8/15/22 (a)	6,105	6,066
Series 2014 C, 5% 2/15/44	3,025	3,441
Series 2016:
5% 2/15/22	4,855	5,280
5% 2/15/23	4,855	5,451
5% 2/15/24	24,410	28,238
5% 2/15/25	20,810	24,746
5% 2/15/27	3,475	4,222
Dallas Area Rapid Transit Sales Tax Rev. Series 2007, 5.25% 12/1/29	7,135	9,605
Dallas County Util. and Reclamation District Series 2013, 5% 2/15/24	6,130	7,029
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/19	970	973
Series 2014 B:
5% 11/1/26 (c)	2,920	3,217
5% 11/1/27 (c)	1,245	1,370
5% 11/1/28 (c)	2,765	3,039
5% 11/1/30 (c)	5,280	5,784
5% 11/1/31 (c)	11,155	12,202
5% 11/1/32 (c)	14,110	15,421
5% 11/1/33 (c)	9,710	10,606
5% 11/1/34 (c)	2,295	2,504
Dallas Gen. Oblig.:
Series 2012, 5% 2/15/23	4,295	4,667
Series 2014, 5% 2/15/24	5,770	6,638
Series 2019 B:
5% 2/15/30	4,080	5,254
5% 2/15/32	7,095	9,057
5% 2/15/33	7,585	9,624
Dallas Independent School District:
Bonds:
Series 2016, 5%, tender 2/15/22 (a)	60	65
Series 2019:
5%, tender 2/15/22 (a)	690	749
5%, tender 2/15/22 (a)	2,880	3,112
Series 2019:
5% 2/15/28	1,750	2,223
5% 2/15/29	2,355	2,984
5% 2/15/30	5,095	6,429
Denton Independent School District:
Bonds Series 2014 B, 2%, tender 8/1/24 (a)	4,985	5,089
Series 2016, 0% 8/15/25	2,770	2,516
El Paso Gen. Oblig. Series 2019 A:
5% 8/15/30	5,100	6,399
5% 8/15/31	3,610	4,510
5% 8/15/32	3,620	4,510
5% 8/15/33	5,890	7,295
5% 8/15/34	2,945	3,634
Fort Bend Independent School District Bonds:
Series 2019 A, 1.95%, tender 8/1/22 (a)	3,180	3,218
Series C, 1.35%, tender 8/1/20 (a)	2,955	2,951
Series D, 1.5%, tender 8/1/21 (a)	5,325	5,325
Fort Worth Gen. Oblig. Series 2016, 5% 3/1/27	5,755	6,984
Fort Worth Independent School District:
Series 2015, 5% 2/15/22	2,760	2,998
Series 2016, 5% 2/15/26	3,530	4,306
Grand Parkway Trans. Corp.:
Bonds Series 2018 B, 5%, tender 10/1/23 (a)	40,590	45,908
Series 2013 B:
5% 4/1/53	1,130	1,260
5.25% 10/1/51	2,430	2,758
5.5% 4/1/53	5,730	6,466
Series 2013 C, 5.125% 10/1/43	2,430	2,691
Series 2018 A:
5% 10/1/31	4,965	6,240
5% 10/1/32	4,210	5,267
5% 10/1/33	6,420	8,010
5% 10/1/34	4,855	6,035
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A:
4% 10/1/35	1,750	2,015
4% 10/1/36	3,000	3,444
Harris County Gen. Oblig. Series 2012 C:
5% 8/15/24	1,045	1,150
5% 8/15/25	3,750	4,124
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/20 (c)	7,770	7,978
Series 2012 A, 5% 7/1/23 (c)	6,750	7,374
Series 2018 A:
5% 7/1/26 (c)	1,635	1,973
5% 7/1/27 (c)	2,050	2,524
5% 7/1/28 (c)	970	1,217
Series 2018 B:
5% 7/1/28	3,110	3,974
5% 7/1/29	12,140	15,438
5% 7/1/30	6,385	8,072
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2019:
5% 9/1/29	1,000	1,269
5% 9/1/30	1,250	1,577
5% 9/1/31	1,650	2,067
5% 9/1/33	1,535	1,910
5% 9/1/34	1,250	1,550
5% 9/1/35	1,700	2,101
Houston Gen. Oblig. Series 2017 A:
5% 3/1/23	2,095	2,345
5% 3/1/24	9,710	11,175
5% 3/1/25	4,080	4,820
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/28	2,525	2,931
Series 2016 B, 5% 11/15/33	2,330	2,831
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/24	485	559
5% 10/15/26	680	814
5% 10/15/27	485	578
5% 10/15/29	630	747
5% 10/15/31	990	1,159
5% 10/15/35	1,425	1,644
5% 10/15/36	965	1,111
5% 10/15/39	1,215	1,389
5% 10/15/44	1,440	1,633
Love Field Arpt. Modernization Rev. Series 2015:
5% 11/1/30 (c)	1,360	1,597
5% 11/1/31 (c)	3,070	3,595
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.):
Series 2018:
5% 5/15/32	4,565	5,729
5% 5/15/34	2,430	3,032
5% 5/15/36	2,430	3,015
Series 2019:
5% 5/15/32	1,500	1,916
5% 5/15/33	2,250	2,866
5% 5/15/34	2,250	2,855
5% 5/15/35	5,575	7,046
5% 5/15/36	1,075	1,351
Series 2015 B:
5% 5/15/25	6,615	7,886
5% 5/15/27	2,915	3,446
5% 5/15/28	2,845	3,344
5% 5/15/29	8,255	9,750
Series 2015 D:
5% 5/15/22	825	901
5% 5/15/23	680	765
5% 5/15/24	1,185	1,372
5% 5/15/26	1,360	1,616
Midlothian Independent School District Series 2013 C, 2%, tender 8/1/24 (a)	4,160	4,247
Mission Econ. Dev. Corp. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series 2008 A, 1.55%, tender 11/1/19 (a)(c)	7,700	7,699
New Hope Cultural Ed. Facilities Finc (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/24	1,960	2,288
5% 8/15/25	2,430	2,912
5% 8/15/26	1,505	1,847
5% 8/15/27	1,565	1,961
5% 8/15/30	2,330	2,873
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	2,135	2,518
5% 4/1/28	1,395	1,639
North East Texas Independent School District Bonds:
Series 2013 B, 1.42%, tender 8/1/21 (a)	3,995	3,989
Series 2019, 2.2%, tender 8/1/24 (a)	4,310	4,436
North Harris County Reg'l. Wtr. Auth. Series 2013:
4% 12/15/23	995	1,076
4% 12/15/24	1,770	1,913
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/30	1,240	1,486
5% 1/1/33	1,280	1,556
(Sub Lien Proj.) Series 2017 B:
5% 1/1/30	470	561
5% 1/1/31	660	785
5% 1/1/32	2,915	3,545
Series 2011 A:
5.5% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	12,490	13,471
6% 9/1/41 (Pre-Refunded to 9/1/21 @ 100)	970	1,055
Series 2014 A:
5% 1/1/23	1,735	1,936
5% 1/1/24	4,855	5,581
Series 2015 B:
5% 1/1/29	9,710	11,400
5% 1/1/30	4,855	5,685
Series 2016 A, 5% 1/1/39	6,800	7,947
Series 2017 A, 5% 1/1/43	10,000	12,054
Northside Independent School District Bonds:
Series 2018, 2.75%, tender 8/1/23 (a)	22,990	24,020
Series 2019, 1.6%, tender 8/1/24 (a)	18,545	18,561
Pasadena Independent School District Bonds Series 2015 B, 1.5%, tender 8/15/24 (a)	16,765	16,740
Prosper Independent School District Series 2019:
5% 2/15/41	1,600	1,993
5% 2/15/44	4,955	6,129
Rockwall Independent School District Series 2015, 0% 2/15/25	1,615	1,481
San Antonio Elec. & Gas Sys. Rev.:
Bonds Series 2015 B, 2%, tender 12/1/21 (a)	6,875	6,919
Series 2012, 5.25% 2/1/25	3,110	3,727
Series 2017:
5% 2/1/29	1,455	1,830
5% 2/1/30	970	1,215
5% 2/1/31	1,455	1,816
5% 2/1/33	1,165	1,441
San Antonio Pub. Facilities Corp. and Rfdg. Lease (Convention Ctr. Proj.) Series 2012:
5% 9/15/23	4,660	5,146
5% 9/15/24	7,275	8,030
5% 9/15/25	9,025	9,956
San Antonio Wtr. Sys. Rev.:
Bonds Series 2014 B, 2%, tender 11/1/22 (a)	13,110	13,270
Series 2012:
5% 5/15/22	2,135	2,338
5% 5/15/22 (Escrowed to Maturity)	3,690	4,042
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009:
5% 10/1/19	2,955	2,955
5% 10/1/20 (Pre-Refunded to 10/1/19 @ 100)	2,115	2,115
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Scott & White Healthcare Proj.) Series 2013 A:
5% 8/15/25	970	1,099
5% 8/15/26	1,485	1,679
5% 8/15/28	1,575	1,773
5% 8/15/33	3,690	4,109
5.5% 9/1/43	5,195	5,787
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
5% 2/15/25	5,585	6,606
5% 2/15/34	2,040	2,442
Texas A&M Univ. Rev. Series 2016 C, 5% 5/15/23	5,475	6,193
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	6,620	6,848
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2019 A, 4% 3/1/50	6,910	7,698
Texas Gen. Oblig.:
Series 2011 A, 5% 8/1/21 (c)	1,485	1,583
Series 2011 C:
5% 8/1/20 (c)	1,580	1,627
5% 8/1/21 (c)	1,420	1,514
Series 2013 B, 5% 8/1/25 (c)	11,725	13,232
Series 2014, 5% 8/1/26 (c)	5,020	5,835
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 7% 12/31/38 (c)	15,540	18,297
Texas Pub. Fin. Auth. Lease Rev. Series 2019:
5% 2/1/23	1,500	1,680
5% 2/1/24	1,130	1,303
5% 2/1/26	2,600	3,163
5% 2/1/27	2,500	3,113
5% 2/1/28	1,315	1,671
Texas State Univ. Sys. Fing. Rev. Series 2017 A, 5% 3/15/29	4,530	5,617
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Bonds Series 2015 A, 5%, tender 4/1/20 (a)	23,115	23,515
Texas Wtr. Dev. Board Rev.:
Series 2017 A:
5% 4/15/22	4,125	4,508
5% 4/15/25	6,055	7,230
5% 10/15/25	2,555	3,093
5% 4/15/26	4,195	5,130
5% 4/15/29	6,310	7,981
5% 4/15/30	16,995	21,440
Series 2018 B:
5% 4/15/29	2,750	3,552
5% 10/15/29	2,250	2,901
5% 10/15/30	3,240	4,160
5% 4/15/31	5,000	6,406
Series 2019:
5% 8/1/30	8,650	11,281
5% 8/1/31	4,500	5,855
5% 8/1/32	3,000	3,879
5% 8/1/33	3,450	4,450
5% 8/1/34	4,500	5,781
5% 8/1/35	5,500	7,038
Travis County Gen. Oblig.:
Series 2016 A, 5% 3/1/24	2,905	3,361
Series 2019 A:
5% 3/1/34	5,645	7,216
5% 3/1/35	17,080	21,748
Univ. of Houston Univ. Revs.:
Series 2017 A, 5% 2/15/30	6,325	7,614
5.25% 2/15/25 (FSA Insured)	380	381
Univ. of Texas Board of Regents Sys. Rev.:
Series 2010, 5% 8/15/22	2,970	3,278
Series 2016 D:
5% 8/15/20	1,940	2,001
5% 8/15/21	2,245	2,397
5% 8/15/22	2,430	2,682
Series 2016 E, 5% 8/15/22	2,605	2,875
Series 2016 J, 5% 8/15/22	2,590	2,858
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B:
5% 7/1/22	1,695	1,864
5% 7/1/29	1,740	2,133

TOTAL TEXAS		1,097,914

Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A:
5% 7/1/26 (c)	1,120	1,353
5% 7/1/28 (c)	3,885	4,772
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/24 (Pre-Refunded to 9/1/22 @ 100)	2,915	3,219

TOTAL UTAH		9,344

Virginia - 1.2%
Chesapeake Trans. Sys. Toll Road Rev. Series 2012 A, 5% 7/15/22	970	1,057
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/27	1,260	1,452
5% 6/15/29	1,385	1,591
5% 6/15/33	1,475	1,683
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Bonds Series 2018 A, 5%, tender 11/1/28 (a)	1,455	1,851
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016:
4% 6/15/37	615	661
5% 6/15/32	1,750	2,081
5% 6/15/34	2,235	2,640
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Prog.):
Series 2017 C, 5% 2/1/26	5,540	6,766
Series 2017 E, 5% 2/1/31	10,295	13,054
(Virginia Gen. Oblig.) Series 2017 E, 5% 2/1/30	8,875	11,302
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A:
5% 5/15/29	6,160	7,816
5% 5/15/30	12,035	15,208
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012, 5% 1/1/40 (c)	7,380	7,866
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/32	1,940	2,283
5% 1/1/33	2,515	2,945
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds:
(Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.875%, tender 6/1/20 (a)	6,600	6,614
Series 2009 A, 2.15%, tender 9/1/20 (a)	2,700	2,715
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	2,200	2,224

TOTAL VIRGINIA		91,809

Washington - 2.4%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,990	1,841
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,915	2,908
Grant County Pub. Util. District #2 Series 2012 A:
5% 1/1/22	970	1,049
5% 1/1/23	970	1,066
5% 1/1/24	2,265	2,480
Port of Seattle Rev.:
Series 2016 B, 5% 10/1/29 (c)	4,615	5,512
Series 2016:
5% 2/1/27	1,205	1,456
5% 2/1/29	2,430	2,921
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (c)	860	967
Tacoma Elec. Sys. Rev. Series 2017:
5% 1/1/29	1,050	1,297
5% 1/1/36	1,140	1,378
Tobacco Settlement Auth. Rev. Series 2018:
5% 6/1/23	2,430	2,722
5% 6/1/24	3,430	3,842
Washington Gen. Oblig.:
Series 2018 A, 5% 8/1/32	14,420	17,904
Series 2018 D:
5% 8/1/32	24,300	30,171
5% 8/1/33	30,735	38,082
Series 2019 A, 5% 8/1/31	10,495	13,357
Series 2019 B, 5% 6/1/34	3,300	4,148
Series R-2017 A:
5% 8/1/27	1,735	2,137
5% 8/1/28	1,735	2,138
5% 8/1/30	1,735	2,122
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	2,135	2,202
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	240	285
5% 7/1/26	1,935	2,353
5% 7/1/29	3,100	3,865
5% 7/1/34	610	742
5% 7/1/42	3,900	4,618
(Providence Health Systems Proj.) Series 2018 B:
5% 10/1/27	2,430	3,041
5% 10/1/28	1,940	2,479
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/28	3,625	4,295
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/31	5,505	6,449
Series 2015, 5% 1/1/29	1,260	1,473
Series 2017, 5% 8/15/32	1,520	1,775
Washington Higher Ed. Facilities Auth. Rev.:
(Whitworth Univ. Proj.) Series 2016 A:
5% 10/1/29	550	645
5% 10/1/31	2,635	3,064
5% 10/1/33	560	648
Series 2016 A, 5% 10/1/30	2,510	2,930

TOTAL WASHINGTON		180,362

West Virginia - 0.0%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A, 5% 1/1/36	3,000	3,605
Wisconsin - 1.4%
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	8,185	9,869
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/23 (d)	1,245	1,367
5% 5/15/30 (d)	1,135	1,291
5.25% 5/15/37 (d)	345	391
5.25% 5/15/42 (d)	420	471
5.25% 5/15/47 (d)	420	470
5.25% 5/15/52 (d)	790	882
Pub. Fin. Auth. Solid Waste Bonds (Waste Mgmt., Inc. Proj.) Series 2017 A-2, 1.53%, tender 11/1/19 (a)(c)	8,800	8,799
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	890	988
5% 10/1/48 (d)	1,075	1,191
5% 10/1/53 (d)	3,010	3,326
Wisconsin Health & Edl. Facilities:
Series 2010:
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	715	738
5.75% 7/1/30 (Pre-Refunded to 7/1/20 @ 100)	1,230	1,270
Series 2014 A:
5% 11/15/24	8,510	9,961
5% 11/15/27	6,515	7,597
Series 2014:
5% 5/1/26	810	913
5% 5/1/28	1,750	1,966
5% 5/1/29	865	972
Series 2016, 4% 2/15/38 (Pre-Refunded to 8/15/25 @ 100)	1,260	1,439
Series 2017 A:
5% 9/1/34	1,750	2,019
5% 9/1/36	2,100	2,402
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010, 5.5% 7/1/40 (Pre-Refunded to 7/1/20 @ 100)	1,750	1,804
Series 2013 B:
5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	970	1,097
5% 7/1/36 (Pre-Refunded to 7/1/23 @ 100)	6,785	7,676
Series 2012:
5% 6/1/27	1,750	1,881
5% 6/1/32	995	1,064
5% 8/15/32 (Pre-Refunded to 8/15/22 @ 100)	1,600	1,765
5% 6/1/39	2,345	2,488
Wisconsin St Gen. Fund Annual Appropriation Series 2019 A:
5% 5/1/26	8,580	10,553
5% 5/1/27	12,590	15,836

TOTAL WISCONSIN		102,486

TOTAL MUNICIPAL BONDS
(Cost $6,720,034)		7,046,886

Municipal Notes - 1.9%
Florida - 0.3%
Palm Beach County Health Facilities Auth. Rev. Participating VRDN Series Floaters 017, 1.88% 11/12/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	20,000	$20,000
Illinois - 0.3%
Chicago Board of Ed. Participating VRDN Series Floaters XG 01 08, 1.76% 10/7/19 (Liquidity Facility Barclays Bank PLC) (a)(f)(g)	24,985	24,985
New York - 0.3%
New York Metropolitan Trans. Auth. Rev. BAN:
Series 2018 B, 5% 5/15/20	7,470	7,633
Series 2018 C, 5% 9/1/21	14,000	14,918

TOTAL NEW YORK		22,551

Texas - 1.0%
Texas Gen. Oblig. TRAN Series 2019, 4% 8/27/20	76,000	77,820
TOTAL MUNICIPAL NOTES
(Cost $145,164)		145,356
	Shares	Value (000s)

Money Market Funds - 3.5%
Fidelity Municipal Cash Central Fund 1.67% (h)(i)
(Cost $259,173)	259,155,084	259,178
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $7,124,371)		7,451,420
NET OTHER ASSETS (LIABILITIES) - 0.4%		27,481
NET ASSETS - 100%		$7,478,901

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,590,000 or 0.7% of net assets.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Provides evidence of ownership in one or more underlying municipal bonds.

 (g) Coupon rates are determined by re-marketing agents based on current market conditions.

 (h) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$2,281
Total	$2,281

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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